Property and Equipment	6 Months Ended	12 Months Ended
	Mar. 26, 2022	Sep. 25, 2021
Property, Plant and Equipment [Abstract]
Property and Equipment
5. Property and Equipment
Property and equipment at March 26, 2022 and September 25, 2021 consists of the following (in thousands):

	March 26, 2022	September 25, 2021
Computer equipment and software, furniture and fixtures, and test equipment	$37,427	$34,268
Leasehold improvements	2,919	2,909

Total property and equipment	40,346	37,177
Less accumulated depreciation	(21,145)	(18,560)

Property and equipment, net	$19,201	$18,617

Depreciation expense was $1.3 million for the three months ended March 26, 2022, $2.5 million for the six months ended March 26, 2022, $0.8 million for the three months ended March 27, 2021, and $1.6 million for the six months ended March 27, 2021.

6. Property and Equipment
Property and equipment at September 25, 2021 and September 26, 2020 consists of the following (in thousands):

	Year Ended
	September 25, 2021	September 26, 2020
Computer equipment and software, furniture and fixtures, and test equipment	$34,268	$33,276
Leasehold improvements	2,909	2,725

Total property and equipment	37,177	36,001
Less accumulated depreciation	(18,560)	(26,815)

Property and equipment, net	$18,617	$9,186

Depreciation expense was $4.0 million for the year ended September 25, 2021, $5.3 million for the year ended September 26, 2020, and $6.9 million for the year ended September 28, 2019.